Shareholders' Equity	12 Months Ended
Nov. 30, 2016
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2016 and 2015, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued. Our Boards of Directors have authorized, subject to certain restrictions, the repurchase of up to an aggregate of $1.0 billion of Carnival Corporation common stock and/or Carnival plc ordinary shares (the “Repurchase Program”). On January 28, 2016 and on June 27, 2016, the Boards of Directors approved modifications of the Repurchase Program authorization that increased the remaining authorized repurchases at the time of each approval by $1.0 billion. The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time. Our repurchases under the Repurchase Program were as follows (in millions):

	Carnival Corporation		Carnival plc
	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2016	47.8	$2,264	0.7	$35
2015	5.3	$276	—	—

In 2014, there were no repurchases of Carnival Corporation common stock or Carnival plc ordinary shares under the Repurchase Program. From December 1, 2016 through January 19, 2017, we repurchased 0.2 million shares of Carnival plc ordinary shares for approximately $10 million under the Repurchase Program. At January 19, 2017, the remaining Carnival Corporation availability under the Repurchase Program was $389 million.
In addition to the Repurchase Program, the Boards of Directors authorized, in January 2017, the repurchase of up to 22.0 million Carnival plc ordinary shares and, in February 2016, the repurchase of up to 26.9 million shares of Carnival Corporation common stock under the Stock Swap ("Stock Swap") programs described below. Under the Stock Swap programs, we sell shares of Carnival Corporation common stock or Carnival plc ordinary shares and use a portion of the net proceeds to purchase an equivalent number of Carnival plc ordinary shares or shares of Carnival Corporation common stock, as applicable. We use the Stock Swap programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock. Any realized economic benefit under the Stock Swap programs is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program.
Carnival plc ordinary share repurchases under both the Repurchase Program and the Stock Swap programs require annual shareholder approval. The existing shareholder approval is limited to a maximum of 21.5 million ordinary shares and is valid until the earlier of the conclusion of the Carnival plc 2017 annual general meeting or July 13, 2017. At January 19, 2017, the remaining availability under the Stock Swap programs was 22.0 million Carnival plc ordinary shares and 26.0 million shares of Carnival Corporation common stock. At January 19, 2017, the remaining Carnival plc availability under the Repurchase Program was 20.6 million ordinary shares.
During 2016 and 2015, under the Stock Swap programs, Carnival Investments Limited ("CIL"), a subsidiary of Carnival Corporation, sold 0.9 million and 5.1 million of Carnival plc ordinary shares for net proceeds of $40 million and $264 million, respectively. Substantially all of the net proceeds from these sales were used to purchase 0.9 million shares in 2016 and 5.1 million shares in 2015 of Carnival Corporation common stock. Carnival Corporation sold these Carnival plc ordinary shares owned by CIL only to the extent it was able to repurchase shares of Carnival Corporation common stock in the U.S. on at least an equivalent basis. During 2016 and 2015, there were no sales of Carnival Corporation common stock or repurchases of Carnival plc ordinary shares under the Stock Swap program. During 2014, there were no sales or repurchases of Carnival Corporation common stock or Carnival plc ordinary shares under the Stock Swap programs.
Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2016	2015
Cumulative foreign currency translation adjustments, net	$(2,266)	$(1,591)
Unrecognized pension expenses	(120)	(82)
Unrealized losses on marketable securities	(3)	(3)
Net losses on cash flow derivative hedges	(65)	(65)
	$(2,454)	$(1,741)

During 2016 and 2015, $7 million and $13 million of unrecognized pension expenses were reclassified out of accumulated other comprehensive loss, of which $4 million and $8 million were included in payroll and related expenses and $3 million and $5 million were included in selling and administrative expenses, respectively.
During 2016, our Board of Directors declared a 17% dividend increase to holders of Carnival Corporation common stock and Carnival plc ordinary shares from $0.30 per share to $0.35 per share. On October 20, 2016, our Board of Directors declared a $0.35 per share dividend ($254 million) for the fourth quarter of fiscal 2016 for shareholders of record on November 25, 2016, which was paid on December 16, 2016.